INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2014
Equity Method Investments [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2014 and 2013 by series is as follows:

	2014	2013
Series 1	-	-
Series 2	-	-
Series 3	1	6
Series 4	-	-
Series 5	-	-
Series 6	-	-
	1	6

Schedule Of Dispositions By Series [Table Text Block]
During the year ended March 31, 2014 the Partnership disposed of five operating limited partnership. A summary of the dispositions by Series for March 31, 2014 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 1	-	-	$-	$-
Series 2	-	-	-	-
Series 3	5	-	339,265	339,265
Series 4	-	-	-	-
Series 5	-	-	-	-
Series 6	-	-	-	-
Total	5	-	$339,265	$339,265

During the year ended March 31, 2013 the Partnership disposed of one operating limited partnership. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 1	-	-	$-	$-
Series 2	-	-	-	-
Series 3	1	-	-	-
Series 4	-	-	-	-
Series 5	-	-	-	-
Series 6	-	-	-	-
Total	1	-	$-	$-

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$225,000

Acquisition costs of operating limited partnerships	39,959

Cumulative distributions from operating limited partnerships	-

Cumulative losses from operating limited partnerships	(264,959)

Investments in operating limited partnerships per balance sheets	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(340,654)

Other	8,305

Equity per operating limited partnerships’ combined financial statements	$(332,349)

The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$225,000

Acquisition costs of operating limited partnerships	-	-	39,959

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	(264,959)

Investments in operating limited partnerships per balance sheets	-	-	-
	Series 1	Series 2	Series 3

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	$-	$-	$(340,654)

Other	-	-	8,305

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(332,349)

The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-
	Series 4	Series 5	Series 6

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	$-	$-	$-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,262,409

Acquisition costs of operating limited partnerships	224,198

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,482,925)

Investments in operating limited partnerships per balance sheets	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)

Other	(116,102)

Equity per operating limited partnerships’ combined financial statements	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,262,409

Acquisition costs of operating limited partnerships	-	-	224,198

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,482,925)

Investments in operating limited partnerships per balance sheets	-	-	-
	Series 1	Series 2	Series 3

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	$-	$-	$(1,709,417)

Other	-	-	(116,102)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-
	Series 4	Series 5	Series 6

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	$-	$-	$-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships at December 31, 2013 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$446,102	$-	$-	$446,102
Land	264,498	-	-	264,498
Other assets	101,373	-	-	101,373

	$811,973	$-	$-	$811,973

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,097,882	$-	$-	$1,097,882
Accounts payable and accrued expenses	-	-	-	-
Other liabilities	10,650	-	-	10,650

	1,108,532	-	-	1,108,532
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(332,349)	-	-	(332,349)
Other partners	35,790	-	-	35,790

	(296,559)	-	-	(296,559)

	$811,973	$-	$-	$811,973

The combined summarized balance sheets of the operating limited partnerships at December 31, 2013 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,015,816	$-	$-	$3,015,816
Land	713,471	-	-	713,471
Other assets	918,932	-	-	918,932

	$4,648,219	$-	$-	$4,648,219

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,978,740	$-	$-	$5,978,740
Accounts payable and accrued expenses	84,352	-	-	84,352
Other liabilities	307,487	-	-	307,487

	6,370,579	-	-	6,370,579
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(1,825,519)	-	-	(1,825,519)
Other partners	103,159	-	-	103,159

	(1,722,360)	-	-	(1,722,360)

	$4,648,219	$-	$-	$4,648,219

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$227,500	$-	$-	$227,500
Interest and other	5,662	-	-	5,662

	233,162	-	-	233,162
Expenses
Interest	20,129	-	-	20,129
Depreciation and amortization	28,416	-	-	28,416
Taxes and insurance	14,742	-	-	14,742
Repairs and maintenance	29,983	-	-	29,983
Operating expenses	111,154	-	-	111,154
Other expenses	-	-	-	-

	204,424	-	-	204,424

NET INCOME (LOSS)	$28,738	$-	$-	$28,738

Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-	$-

Net Income (Loss) allocated to other partners	$28,738	$-	$-	$28,738

*
Amounts include $0, $0, $0, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET INCOME (LOSS)	$-	$-	$-

Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net Income (Loss) allocated to other partners	$-	$-	$-

*
Amounts include $0, $0, $0, $0, $0, and $0  for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,181,509	$-	$-	$1,181,509
Interest and other	79,454	-	-	79,454

	1,260,963	-	-	1,260,963
Expenses
Interest	111,171	-	-	111,171
Depreciation and amortization	283,747	-	-	283,747
Taxes and insurance	200,938	-	-	200,938
Repairs and maintenance	227,597	-	-	227,597
Operating expenses	496,794	-	-	496,794
Other expenses	5,229	-	-	5,229

	1,325,476	-	-	1,325,476

NET INCOME (LOSS)	$(64,513)	$-	$-	$(64,513)

Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(96,093)	$-	$-	$(96,093)

Net Income (Loss) allocated to other partners	$31,580	$-	$-	$31,580

*
Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET INCOME (LOSS)	$-	$-	$-

Net Income (Loss) allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net Income (Loss) allocated to other partners	$-	$-	$-

*
Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.